FINANCIAL EXPENSES OR INCOME - Disclosure of finance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Expenses Or Income [Abstract]
Interest expense on bank loans and bank fees	$ (3,380)	$ (6,181)	$ (3,389)
Financial expenses in respect of change in fair value options	(53)	0	(310)
Financial expenses in respect of loans from others	0	(197)	(591)
Financial expenses in respect of other liabilities	(997)	(1,552)	(161)
Financial expenses in respect of debentures	(8,892)	0	0
Financial expenses in respect of leases liabilities	(344)	(333)	(330)
Financial Expenses in respect of exchange rate differences	0	(2,634)	0
Total Finance Expenses, Net	$ (13,666)	$ (10,897)	$ (4,781)